Convertible Preferred Stock and Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Redeemable Convertible Preferred Stock And Stockholders Equity [Abstract]
Convertible Preferred Stock and Stockholders' Deficit
9.	Preferred Stock and Stockholders’ Deficit
Preferred Stock
Upon closing of the Business Combination transaction, pursuant to the terms of the Amended and Restated Certificate of Incorporation, the Company authorized 100,000,000 shares of preferred stock with a par value $0.0001 per share. eFFECTOR’s board of directors has the authority, without further action by the stockholders to issue such shares of preferred stock in one or more series, to establish from time to time the number of shares to be included in each such series, and to fix the dividend, voting, and other rights, preferences and privileges of the shares. There were no issued and outstanding shares of preferred stock as of September 30, 2021.
In connection with the closing of the Business Combination on August 25, 2021, all Old eFFECTOR convertible preferred stock was converted into Common Stock of eFFECTOR at an Exchange Ratio of 0.09657. 28,453,228 total shares of Old eFFECTOR convertible preferred stock (as adjusted for the exchange ratio), composed of 11,563,819 shares of Old eFFECTOR Series A convertible preferred stock, 10,154,819 shares of Old eFFECTOR Series B convertible preferred stock, and 6,734,590 shares of Old eFFECTOR Series C convertible preferred stock, were converted into 28,453,228 shares of eFFECTOR Common Stock.
The authorized shares, purchase price, number of shares and liquidation amount for each series of convertible preferred stock as of December 31, 2020, as adjusted for the Exchange Ratio, is as follows (in thousands, except share and per share amounts):

	Shares Authorized	Purchase Price Per Share	Shares Outstanding	Liquidation Preference
Convertible preferred stock:
Series A	14,056,840	$4.05382	11,563,819	$46,878
Series B	11,071,448	$5.05806	10,154,819	$51,364
Series C	7,346,140	$5.32253	6,734,590	$35,845

Total	32,474,428		28,453,228	$134,087

Common Stock
During the three and nine months ended September 30, 2021, the Company issued 57,489 and 72,940 shares of common stock in connection with the exercise of stock options, for net cash proceeds of $63,000 and $78,000, respectively. During the three and nine months ended September 30, 2020, the Company issued 16,899 and 111,354 of shares of common stock in connection with the exercise of stock options, for net cash proceeds of $20,000 and $108,000, respectively.
2013 Equity Incentive Plan
Prior to the Business Combination, Old eFFECTOR maintained its 2013 Equity Incentive Plan (the “2013 Plan”), under which Old eFFECTOR granted incentive stock options, restricted stock awards, and other stock-based awards to employees, directors, and non-employee
consultants. Upon the closing, the Company ceased
granting awards under the 2013 Plan and, as described below, all awards under the 2013 Plan were converted into awards under the 2021 Plan with the same terms and conditions. As of August 25, 2021, prior to the Business Combination transaction, 3,920,657 Old eFFECTOR options remained outstanding under the 2013 Plan, as adjusted for the application of the Exchange Ratio.
Conversion of Awards
In connection with the Business Combination, each option of Old eFFECTOR that was outstanding and unexercised immediately prior to the close date (whether vested or unvested) was converted into an option to acquire an adjusted number of shares of eFFECTOR common stock at an adjusted exercise price per share (the “Substitute Options”), based on the Exchange Ratio of approximately 0.09657, and will continue to be governed by substantially the same terms and conditions, including vesting, as were applicable to the former option. Each Substitute Option will be exercisable for a number of whole shares of Common Stock equal to the product of the number of shares of Old eFFECTOR common stock underlying such Old eFFECTOR option multiplied by the Exchange Ratio, and the per share exercise price of such Substitute Option will be equal to the quotient determined by dividing the exercise price per share of Old eFFECTOR common stock by the Exchange Ratio. In connection with the closing, 40,599,270 options to purchase shares of Old eFFECTOR common stock were exchanged for options to purchase an aggregate of 3,920,657 shares of Common Stock, with an as-adjusted
weighted-average exercise price of $1.56 per share.
2021 Equity Incentive Plan and ESPP
In connection with the consummation of the Business Combination on August 25, 2021, the Board of Directors approved the adoption of the 2021 Equity Incentive Plan (the “2021 Plan”). As of September 30, 2021, 6,506,338 shares of Common Stock are authorized for issuance pursuant to awards under the 2021 Plan, inclusive of any shares of Common Stock subject to stock options, restricted stock awards or other awards that were assumed in the Business Combination. As of September 30, 2021, 64,486 options to purchase common shares have been awarded and 6,441,852 shares remain available for issuance under the 2021 Plan. The 2021 Plan permits the granting of incentive stock options, restricted stock awards, other stock-based award or other cash-based awards to employees, directors, and non-employee
consultants.
At a special meeting of stockholders held on August 24, 2021, stockholders considered and approved the eFFECTOR Therapeutics, Inc. 2021 Employee Stock Purchase Plan (the “ESPP”). The ESPP provides for six-month
offering periods, and at the end of each offering period, employees are able to purchase shares at 85% of the lower of the fair market value of the Company’s common stock on the first trading day of the offering period or on the last trading day of the offering period. An aggregate of 880,000 shares were initially reserved and available for issuance under the ESPP. The ESPP provides that the number of shares reserved and available for issuance under the plan will automatically increase each January 1, beginning on January 1, 2021, by 1.0% of the outstanding number of shares of common stock on the immediately preceding December 31, or such lesser amount as determined by our board of directors; provided that the total number of shares of common stock that become available for issuance under the ESPP will never exceed 15,000,000. If our capital structure changes because of a stock dividend, stock split or similar event, the number of shares that can be issued under the ESPP will be appropriately adjusted. No awards were granted under the ESPP as of September 30, 2021.
Stock Options
In May 2013, the Company adopted the 2013 Equity Incentive Plan (the “2013 Plan”), which was amended in February 2016. The Plan provides for the grant of incentive stock options, non-statutory
stock options, restricted stock awards, stock appreciation rights, and stock bonuses to directors, employees and consultants of the Company. As of September 30, 2021 and December 31, 2020, the number of shares reserved under the Plan was 3,914,319 and 4,594,060, respectively.
In August 2021, the Company adopted the 2021 Equity Incentive Plan (the “2021 Plan”). The Plan provides for the grant of incentive stock options, non-statutory
stock options, restricted stock awards, stock appreciation rights, and stock bonuses to directors, employees and consultants of the Company. As of September 30, 2021 and December 31, 2020, the number of shares reserved under the 2021 Plan was 6,506,338 and zero, respectively.
There were zero and 132,974 shares available for grant under the 2013 Plan as of September 30, 2021 and December 31, 2020, respectively. In connection with the completion of the Business Combination and the adoption of the 2021 Plan, no further awards will be granted under the 2013 Plan. Options granted under the 2021 Plan are exercisable at various dates as determined upon grant and will expire no more than ten years from their date of grant, or in the case of certain non-statutory
options, ten years from the date of grant. The exercise price of each option shall be determined by the Board of Directors based on the estimated fair value of the Company’s stock on the date of the option grant. In the case of incentive stock options, the exercise price shall not be less than 100% of the fair market value of the Company’s common stock at the time the option is granted. For holders of more than 10% of the Company’s total combined voting power of all classes of stock, incentive stock options may not be granted at less than 110% of the fair market value of the Company’s stock at the date of grant and for a term not to exceed five years. Most option grants generally vest 25% on the first anniversary of the original vesting commencement date, with the balance vesting monthly over the remaining three years.
A summary of the Company’s stock option activity under the plans is as follows (in thousands, except share and per share amounts and years):

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2020	3,887,038	$1.41	6.6	$3,806
Granted	204,512	10.28	9.8
Exercised	(72,940)	1.06	4.5
Cancelled	(39,805)	1.38	7.2

Outstanding at September 30, 2021	3,978,805	$1.87	6.1	$48,898

Vested and exercisable at September 30, 2021	2,912,657	$1.26	5.0	$37,248

For the nine months ended September 30, 2021 the total fair value of vested options was $0.5 million. The weighted-average grant date fair value of employee and non-employee
option grants, on an
as-converted
basis based upon the Exchange Ratio, during the nine months ended September 30, 2021 was $7.18 per share.
Stock-Based Compensation Expense
The Company recognized stock-based compensation expense specifically related to stock options of $0.2 million and $0.6 million for the three and nine months ended September 30, 2021, respectively, and recognized stock-based compensation expense specifically related to stock options of $0.2 million and $0.3 million for the three and nine months ended September 30, 2020, respectively. The assumptions used in the Black-Scholes option pricing model to determine the fair value of the stock option grants were as follows:

	Nine Months Ended September 30,
	2021	2020
Risk-free interest rate	0.7% - 0.9%	0.3% - 1.0%
Expected volatility	82% - 90%	87% - 93%
Expected term (in years)	5.5 - 6.1	5.3 - 6.1
Expected dividend yield	0%	0%
Risk-free interest rate.
The risk-free rate assumption is based on the U.S. Treasury instruments, the terms of which were consistent with the expected term of the Company’s stock options.
Expected volatility.
Due to the Company’s limited operating history and lack of company-specific historical or implied volatility, the expected volatility assumption was determined by examining the historical volatilities of a group of industry peers whose share prices are publicly available.
Expected term.
The expected term of stock options represents the weighted-average period the stock options are expected to be outstanding. The Company uses the simplified method for estimating the expected term as provided by the SEC. The simplified method calculates the expected term as the weighted average of the time-to-vesting
and the contractual life of the options.
Expected dividend yield.
The expected dividend assumption is based on the Company’s history and expectation of dividend payouts. The Company has not paid and does not intend to pay dividends.
Forfeitures
. The Company reduces stock-based compensation expense for actual forfeitures during the period in which they occur.
As of September 30, 2021, the unrecognized compensation cost related to outstanding employee options was $1.7 million and is expected to be recognized as expense over approximately 1.0 year. Unrecognized compensation cost related to outstanding nonemployee options was $0.8 million as of September 30, 2021, and is expected to be recognized as expense over approximately 0.5 years.
Common Stock Reserved for Future Issuance
Common stock reserved for future issuance consists of the following as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Convertible preferred stock	—	28,453,228
Stock options issued and outstanding	3,978,805	3,887,038
Preferred stock warrants issued and outstanding	—	70,455
Public warrants issued and outstanding	5,833,333	—
Private placement warrants issued and outstanding	181,667	—
Earn-Out shares	5,000,000	—
Unvested sponsor shares	300,000	—
Authorized for future stock awards or option grants	6,441,852	132,974

Total	21,735,657	32,543,695

8.	Convertible Preferred Stock and Stockholders’ Deficit
Convertible Preferred Stock
In April 2019, the Company issued an aggregate of 3,836,997 shares of Series C Convertible Preferred Stock to existing investors at a price of $5.33 per share for gross proceeds of $20.4 million in cash under an amended Series C Preferred Stock Purchase Agreement (“Series C Closing”).
In April 2019, prior to the completion of the Closing, the existing Series C investors agreed to amend the Series C Preferred Stock Purchase Agreement (“Amendment”) to include a provision that automatically converts all classes of preferred shares held by a Series C investor who did not participate in the Series C Closing into common shares on a 10:1 basis. As a result of this Amendment and subsequent completion of the Series C Closing, 2,493,021 shares of Series A Convertible Preferred Stock, 916,629 shares of Series B Convertible Preferred Stock and 258,805 shares of Series C Convertible Preferred Stock held by a non-participating
investor were converted into 366,845 shares of common stock and was accounted for as a preferred stock extinguishment because the original conversion terms of the Series A Convertible Preferred Stock, the Series B Convertible Preferred stock, and the Series C Convertible Preferred Stock were changed substantively. Accordingly, the Company removed the carrying value of the converted shares of convertible preferred stock, and recorded the shares of common stock that were issued upon conversion at fair value. The $15.5 million difference in the carrying value of the convertible preferred stock and the fair value of the common stock was recorded as an adjustment to accumulated deficit upon completion of the conversion and also is reflected as an adjustment to net loss attributable to common stockholders.
The authorized shares, purchase price, number of shares and liquidation amount for each series of convertible preferred stock as of December 31, 2020 are as follows (in thousands, except share and per share amounts):

	Shares Authorized	Purchase Price Per Share	Shares Outstanding	Liquidation Preference
Convertible preferred stock:
Series A	14,056,840	$4.05382	11,563,819	$46,878
Series B	11,071,448	$5.05806	10,154,819	$51,364
Series C	7,346,140	$5.32253	6,734,590	$35,845

Total	32,474,428		28,453,228	$134,087

Dividends
Each holder of the Company’s Series A Convertible Preferred Stock, Series B Convertible Preferred Stock and Series C Convertible Preferred Stock (collectively, the “Preferred Stock”) is entitled to receive non-
cumulative dividends, when and if declared by the Company’s Board of Directors, at a rate of $0.3243052 per annum for each share of Series A Convertible Preferred Stock, $0.4046443 per annum for each share of Series B Convertible Preferred Stock and $0.4258018 per annum for each share of Series C Convertible Preferred Stock, prior to and in preference to the payment of a dividend on the common stock. No dividends have been declared to date.
Liquidation Preferences
In the event of any liquidation, dissolution or winding up of the Company, the holders of the Preferred Stock shall be entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of common stock, an amount per share equal to the original issue price plus declared but unpaid dividends.
Conversion
Each share of Preferred Stock is convertible at the option of the holder, at any time, into the number of shares of Common Stock determined by dividing the applicable purchase price by the applicable conversion price at the time of conversion. Each share of Preferred Stock will be automatically converted into common stock immediately upon (i) the closing of a firmly underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale of common stock for the account of the Company in which the valuation of the Company immediately prior to such firmly underwritten public offering is at least $250,000,000, the gross cash proceeds to the Company (before underwriting discounts, commissions and fees) are at least $60,000,000 and the Company’s shares have been listed for trading on the New York Stock Exchange or Nasdaq or (ii) the affirmative vote of more than 70% of the holders of the then- outstanding Preferred Stock, voting together as a single class.
Voting
The holders of the Preferred Stock are entitled to one vote for each share of common stock into which such shares of Preferred Stock could then be converted; and with respect to such vote, such holders shall have full voting rights and powers equal to the voting rights and powers of the holders of the common stock.
Redemption
The Preferred Stock is not redeemable at the option of the holder or at the option of the Company.
The Company’s convertible preferred stock has been classified as temporary equity on the accompanying balance sheet instead of in stockholders’ deficit in accordance with authoritative guidance for the classification and measurement of redeemable securities. Upon certain change in control events that are outside of the Company’s control, including liquidation, sale or transfer of control of the Company, holders of the convertible preferred stock can cause its redemption. The Company has determined not to adjust the carrying values of the convertible preferred stock to the liquidation preferences of such shares because of the uncertainty of whether or when such events would occur.
Common Stock
During 2020, the Company issued 111,354 of shares of common stock in connection with the exercise of stock options, for net proceeds of $0.1 million. During 2020, zero shares of common stock vested in connection with previously early exercised stock options as all such vesting completed in 2019.
During 2019, there were zero options exercised and the Company repurchased 64,129 shares of common stock previously issued pursuant to early exercise of stock options for $0.1 million. During 2019, 46,269 shares of common stock vested in connection with previously early exercised stock options.
Stock Options and Restricted Stock
In May 2013, the Company adopted the 2013 Equity Incentive Plan (the “Plan”), which was amended in February 2016. The Plan provides for the grant of incentive stock options, non-statutory
stock options, restricted stock awards, stock appreciation rights, and stock bonuses to directors, employees and consultants of the Company. As of December 31, 2020 and 2019, the number of shares reserved under the Plan was 4,594,060.
There were 132,974 and 1,162,968 shares available for grant under the Plan as of December 31, 2020 and 2019, respectively. Options granted under the Plan are exercisable at various dates as determined upon grant and will expire no more than ten years from their date of grant, or in the case of certain non-statutory
options, ten years from the date of grant. The exercise price of each option shall be determined by the Board of Directors based on the estimated fair value of the Company’s stock on the date of the option grant. In the case of incentive stock options, the exercise price shall not be less than 100% of the fair market value of the Company’s common stock at the time the option is granted. For holders of more than 10% of the Company’s total combined voting power of all classes of stock, incentive stock options may not be granted at less than 110% of the fair market value of the Company’s stock at the date of grant and for a term not to exceed five years. Most option grants generally vest 25% on the first anniversary of the original vesting commencement date, with the balance vesting monthly over the remaining three years.
A summary of the Company’s stock option activity under the Plan is as follows (in thousands, except share and per share amounts and years):

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2019	2,968,390	$1.14	6.3	$738
Granted	1,207,848	1.90	9.5
Exercised	(111,354)	0.97	4.6
Cancelled	(177,846)	1.30	6.4

Outstanding at December 31, 2020	3,887,038	$1.41	6.6	$3,806

Vested and exercisable at December 31, 2020	2,611,211	$1.16	5.3	$3,192

For the years ended December 31, 2020 and 2019, the total fair value of vested options was $0.4 million and $0.6 million, respectively. The intrinsic value of options exercised during the year ended December 31, 2020 was $0.2 million. There were no option exercises during the year ended December 31, 2019.
The weighted-average grant date fair value of employee option grants during the years ended December 31, 2020 and 2019 was $1.48 per share and $0.93 per share, respectively. The weighted-average grant date fair value of non-employee option grants during the year ended December 31, 2020 was $0.98 per share. There were zero non-employee
option grants during the year ended December 31, 2019.
Stock-Based Compensation Expense
The Company recognized stock-based compensation expense of $0.5 million and $0.6 million for the years ended December 31, 2020 and 2019, respectively. The assumptions used in the Black-Scholes option pricing model to determine the fair value of the stock option grants were as follows:

	Year Ended December 31,
	2020	2019
Risk-free interest rate	0.3% - 1.0%	1.4 - 2.4%
Expected volatility	87% - 93%	84% - 87%
Expected term (in years)	5.3 - 6.1	6.1
Expected dividend yield	0%	0%
Risk-free interest rate.
The risk-free rate assumption is based on the U.S. Treasury instruments, the terms of which were consistent with the expected term of the Company’s stock options.
Expected volatility.
Due to the Company’s limited operating history and lack of company-specific historical or implied volatility as a private company, the expected volatility assumption was determined by examining the historical volatilities of a group of industry peers whose share prices are publicly available.
Expected term.
The expected term of stock options represents the weighted-average period the stock options are expected to be outstanding. The Company uses the simplified method for estimating the expected term as provided by the Securities and Exchange Commission. The simplified method calculates the expected term as the average of the time-to-vesting
and the contractual life of the options.
Expected dividend yield.
The expected dividend assumption is based on the Company’s history and expectation of dividend payouts. The Company has not paid and does not intend to pay dividends.
Forfeitures
. The Company reduces stock-based compensation expense for actual forfeitures during the period.
As of December 31, 2020, the unrecognized compensation cost related to outstanding employee options was $1.5 million and is expected to be recognized as expense over approximately 1.3 years. Unrecognized compensation cost related to outstanding nonemployee options was $0.1 million as of December 31, 2020 and is expected to be recognized as expense over approximately 0.6 years.
Common Stock Reserved for Future Issuance
Common stock reserved for future issuance consists of the following as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Convertible preferred stock	28,453,228	28,453,228
Stock options issued and outstanding	3,887,038	2,968,390
Preferred stock warrants issued and outstanding	70,455	70,455
Authorized for future stock awards or option grants	132,974	1,162,968

Total	32,543,695	32,655,041